Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Schedule of Earnings Per Share

The earnings per share presented in the statements of operations is based on the following:

	For the Three Months Ended October 31, 2022	For the Three Months Ended October 31, 2021
Net income (loss)	$201,012	$(45,587)
Accretion of temporary equity to redemption value	(499,343)	-
Net loss including accretion of temporary equity to redemption value	$(298,331)	$(45,587)

	For the Three Months Ended October 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(232,366)	$(65,965)
Accretion of temporary equity to redemption value	499,343	-
Allocation of net income (loss)	$266,977	$(65,965)

Denominator:
Weighted average shares outstanding	8,625,000	2,448,500
Basic and diluted net income (loss) per ordinary share	$0.03	$(0.03)

	For the Three Months Ended October 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(45,587)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.02)

The earnings per share presented in the statements of operations is based on the following:

For the Year Ended July 31, 2022
Net loss	$(1,762,838)
Accretion of temporary equity to redemption value	(14,695,090)
Net loss including accretion of temporary equity to redemption value	$(16,457,928)

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

	For the Year Ended July 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(11,752,725)	$(4,705,203)
Accretion of temporary equity to redemption value	14,695,090	-
Allocation of net income (loss)	$2,942,365	$(4,705,203)

Denominator:
Weighted average shares outstanding	5,883,904	2,355,621
Basic and diluted net income (loss) per ordinary share	$0.50	$(2.00)

	For the Period from January 21, 2021 (inception) through July 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(8,377)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.00)

EUDA Health Limited [Member]
Schedule Of Foreign Currency Translation

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,		As of and for the years ended December 31,
	2022	2021	2021	2020

Period-end SGD: US$1 exchange rate	1.39	-	1.35	1.32
Period-end VND: US$1 exchange rate	23,265.00	-	22,855.00	23,080.00
Period-end MYR: US$1 exchange rate*	4.41	-	-	-
Period-average SGD: US$1 exchange rate	1.36	1.33	1.34	1.38
Period-average VND: US$1 exchange rate	22,923.19	23,045.27	22,935.24	23,233.50
Period-average MYR: US$1 exchange rate*	4.27	-	-	-

*	The Company did not have any Malaysia subsidiary prior to April 19, 2022.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the nine months ended
	September 30, 2022	September 30, 2021	As of December 31, 2021

Period-end SGD: US$1 exchange rate	1.44	-	1.35
Period-end VND: US$1 exchange rate	23,865.00	-	22,855.00
Period-end MYR: US$1 exchange rate*	4.64	-	-
Period-average SGD: US$1 exchange rate	1.38	1.34	1.34
Period-average VND: US$1 exchange rate	23,108.27	22,986.35	22,935.24
Period-average MYR: US$1 exchange rate*	4.34	-	-

Schedule of Estimated Useful Lives
Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of Intangible Assets Estimated Useful Lives

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over the Company’s best estimate of its useful life as follows:

Categories	Useful life
Customer relationships	6 years

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over the Company’s best estimate of its useful life as follows:

Categories	Useful life
Customer relationships	6 years

Schedule of Revenue and Cost of Revenue by Products and Services

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended		For the Years Ended
	June 30, 2022	June 30, 2021	December 31, 2021	December 31, 2020
	(Unaudited)	(Unaudited)
Medical services – specialty care	$2,924,592	$2,530,758	$5,010,837	$3,791,457
Medical services – general practice	62,466	54,970	712,712	33,089
Medical services – general practice (related parties)	135	3,310	4,640	8,085
Medical services – subtotal	2,987,193	2,589,038	5,728,189	3,832,631
Product sales	7,653	260,433	257,841	488,067
Property management service	1,572,532	1,804,983	3,508,663	3,614,936
Property management service – security	527,682	503,648	1,049,857	939,745
Property management service	2,100,214	2,308,631	4,558,520	4,554,681
Total revenues	$5,095,060	$5,158,102	$10,544,550	$8,875,379

Disaggregated information of revenues by products/services are as follows:

	For the Nine Months Ended
	September 30, 2022	September 30, 2021
	(Unaudited)	(Unaudited)
Medical services – specialty care	$4,380,634	$4,066,472
Medical services – general practice	77,951	104,951
Medical services – general practice (related parties)	135	4,468
Medical services – subtotal	4,458,720	4,175,891
Product sales	6,947	258,726
Property management service – common area management	2,248,154	2,654,776
Property management service – security management	692,607	762,334
Property management service	2,940,761	3,417,110
Total revenues	$7,406,428	$7,851,727

Disaggregated information of cost of revenues by products/services are as follows:

	For the Nine Months Ended
	September 30, 2022	September 30, 2021
	(Unaudited)	(Unaudited)
Medical services – specialty cares	$2,084,515	$367,687
Medical services – specialty cares (related party)	496,383	1,719,279
Medical services – general practices	20,955	39,693
Medical services – subtotal	2,601,853	2,126,659
Product sales	9,449	145,156
Property management services – common area management	1,695,476	1,830,788
Property management services – security management	563,081	617,750
Property management services	2,258,557	2,448,539
Total cost of revenues	$4,869,859	$4,720,354